Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

AFH Holding & Advisory LLC

Pursuant to a letter agreement dated February 10, 2016, the Company agreed to issue a total of 1,260,255 shares of common stock of the Company to AFH. The Letter Agreement was entered into in connection with the AFH/MTF Agreement under which AFH and its affiliated entities, individuals or assignees (“AFH Group”) were entitled to 10% of the outstanding shares of common stock of the Company (the “Share Adjustment”) after giving effect to an anticipated private placement of between $8,000,000 and $10,000,000 (the “PIPE”). In the Letter Agreement, the Company recognized that, at the time the AFH/MTF Agreement was entered into, it was not anticipated that certain events in addition to the PIPE would dilute directly or indirectly the interest of AFH Group as stockholders of the Company, including the Ninth Amendment to the UCLA License Agreement and the issuance of the Company’s Common Shares pursuant to the Professional Services Agreement with each of Dr. Chia Soo, Dr. Ben Wu, and Dr. Eric Ting discussed below. Accordingly, the Company agreed to issue the 1,260,255 shares in connection with the Share Adjustment.

On April 7, 2016, the Company entered into a consulting agreement with AFH pursuant to which the Company engaged AFH for a term of three months to provide certain consulting services to the Company effective April 5, 2016. Under the consulting agreement, AFH received an up-front retainer of $100,000 and $33,333.33 per month for three months.

On June 1, 2016, the Company agreed (i) to issue to AFH 20,186 shares of common stock of the Company as an adjustment to the October 28, 2015 invoice and (ii) to issue 23,173 shares of common stock of the Company as an adjustment to the letter agreement dated February 10, 2016. The fair value of the shares issued for services, $100,930, was recorded as general and administrative expense.

In addition to the shares and warrants issued for services, AFH received cash totaling $-0- and $325,000 for services during the six months ended June 30, 2017 and 2016, respectively.

Amir Heshmatpour is the controlling party of AFH.

Musculoskeletal Transplant Foundation (MTF)

On February 22, 2016, the Company entered into a share purchase agreement with MTF, pursuant to which MTF purchased from the Company an aggregate of 731,707 shares of common stock of the Company at a price per share equal to $2.05.

On February 24, 2016 the Company entered into an Option Agreement for the Distribution and Supply of Sygnal™ demineralized bone matrix (“Sygnal”) with MTF pursuant to which:

a.	MTF grants to the Company the exclusive right and option (the “Option”) to distribute Sygnal upon the critical terms as described in the Option Agreement (the “Option Rights”). The Company will exercise the Option, if at all, by providing written notice to MTF of its intent to do so. During the term of the Option, MTF will not enter into any agreements with any third parties which include the transfer by MTF of the Option Rights.

b.	Upon the exercising of the Option, the Company will grant to MTF 700,000 shares of common stock in the Company.

c.	Within 30 days of exercising the Option, MTF will provide the Company with a written proposal of a Definitive Agreement that includes, inter alia, the Critical Terms and those other commercially reasonable terms as agreed upon by the parties. The parties will fully negotiate in good faith all of the terms of the Definitive Agreement, and any ancillary agreements thereto consistent with the Critical Terms.

d.	In the event the Company does not exercise the Option within the Term of the Option Agreement, MTF will be free to enter into any other agreement relating to the Option Rights as it deems appropriate without liability to the Company.

Sygnal is a bone void filler contouring allograft bone that has the inorganic mineral removed, leaving behind the organic “collagen” matrix.

On June 24, 2016, the Company exercised this option. As provided in the Option Agreement, the Company issued 700,000 shares of its restricted common stock in connection with the exercise of the Option. Additionally, within 30 days of exercising the Option, MTF will provide the Company with a written proposal of a Definitive Agreement that includes, inter alia, certain Critical Terms described in the Agreement and those other commercially reasonable terms as agreed upon by the parties. The parties will fully negotiate in good faith all of the terms of the Definitive Agreement and any ancillary agreements thereto consistent with the Critical Terms. The Company expensed the cost of this license, $1,435,000, as research and development during the year ended December 31, 2016.

On October 14, 2016, pursuant to a Note Purchase Agreement, the Company issued to MTF a convertible promissory note in the amount of $600,000 (See Note 6).

On February 10, 2017, pursuant to a Note Purchase Agreement, the Company issued to MTF a convertible promissory note in the amount of $1,000,000 (See Note 6).

Bruce Stroever, our Chairman of the Board, is the President and Chief Executive Officer of MTF.

Founders

The Company entered into a Letter Agreement effective October 2, 2015, with each of Dr. Chia Soo, Dr. Eric Kang Ting and Dr. Ben Wu (collectively, the “Founders”). The Founders were three of the original shareholders of the Company. Pursuant to the Letter Agreement, the Founders agrees to deliver to the Company all past work product and past data related to NELL-1 (the “Data”) for use by the Company in its sole discretion, within the applicable licensing rights granted under the UCLA license and in exchange the Company agreed to the future issuance of an aggregate of 1,153,846 shares of the Company’s common stock. The Shares are to be equally distributed between the Founders upon the earlier of (i) the third anniversary of the Agreement and (ii) the occurrence of a Liquidity Event (as defined in the Letter Agreement) and is currently reported as shares to be issued.

Founders Professional Services Agreement

Effective January 8, 2016, the Company entered into separate Professional Services Agreements with each of the Founders. Pursuant to each of the Agreements, each Founder has agreed to provide certain services to the Company, including providing strategic advice and strategic introductions to the Company’s management team as well as specific services set forth on an Exhibit to each Agreement. The Agreements are substantially identical. In consideration for the services to be rendered under the applicable Agreement, each Founder is granted 10-year stock options (the “Options”) to purchase 1,800,364 shares of the Company’s common stock corresponding to 4% of the Company’s outstanding common stock, on a fully diluted basis, at an exercise price of $1.59 per share. The shares subject to the Options will vest 25% on each of the first, second and third anniversary of the effective date and 12.5% on each of the fourth and fifth anniversary of the effective date. The options fully vest on a change of control of the Company, if the Company terminates the Agreement without cause or the Founder terminates the Agreement with cause. Additionally, beginning January 1, 2017, the Company will pay each Founder an annual consulting fee of $200,000 in cash or, at the option of the Company, in shares of its common stock valued as provided in the Agreement.

On June 1, 2016, the Company agreed to issue to each Founder a 10-year stock options to purchase 33,105 shares of the Company’s common stock at an exercise price of $2.05 per share as an adjustment to the Professional Services Agreements with each of the Founders dated January 8, 2016.

On December 13, 2016, the Company provided written notice to each of the Founders that it was terminating the Agreements for cause, indicating that absent cure of the material breach of the Agreements, termination of the Agreements was to be effective on January 12, 2017. Despite lengthy discussions with the Founders, and multiple extensions of the termination date to accommodate such discussions, the Company was unable to resolve the outstanding issues under the Agreements, and the Company provided notice that the Agreements were terminated, effective April 8, 2017. Any shares subject to the stock options issued under the Agreements that were not vested on the date the Agreements terminated shall be forfeited on the date of termination. Our policy is to account for forfeitures when they occur; therefore these forfeitures are recorded as a reversal to expense. Forfeiture reversals related to the termination of the Agreements was $3,629,041 in research and development expense.

Dr. Soo and Dr. Wu resigned as directors of the Company effective April 13, 2017, and Dr. Ting resigned as a member of the Company’s Scientific Advisory Board on April 13, 2017. Each of the Advisors were involved in the founding of the Company. Our licensing agreement with UCLA is independent of the Founders’ services and remains unchanged as a result of the Founders resignation.

9. Related Party Transactions

T.O. Medical Consulting

Starting in September 2006, the Company entered into a series of consulting agreements with one of its stockholders whom previously served as Chairman, President and CEO of the Company. The Company paid $-0- and $75,000, for the years ended December 31, 2016 and 2015, respectively, in consulting fees to this related party.

On February 29, 2015, the Company terminated the consulting contract. As per the contract, the consultant was provided a ninety (90) day notice and all warrants issued became fully vested. For the year ended December 31, 2015, the remaining fair value of the warrants, $324,533, was recognized as general and administrative expense.

AFH Holding & Advisory LLC

The Company and MTF entered into a letter agreement with AFH Holdings & Advisory, LLC (“AFH”) dated May 7, 2014 (the “AFH/MTF Agreement”). Amir Heshmatpour is the controlling party of AFH and an affiliate and board observer of the Company. The AFH Agreement contemplated among other things (a) the sale of Notes in the principal amount of $50,000 and warrants to purchase common stock, and (b) certain assistance to be provided by AFH in connection with the Merger, the subsequent quotation of the Company’s common stock, procuring private funding and a possible initial public offering. In consideration of AFH’s advisory services, the Company granted to AFH certain anti-dilution protection arising from future issuances of the Company’s common stock. The Company granted to each of AFH and MTF the right to appoint three members of the Board and to the original founding scientists and then minority shareholders the right to appoint one member with each of MTF and AFH having the right to appoint one individual with observer status with respect to the Board. The Company also granted to AFH the right to act as advisor to the Company on all financings for a period of two years. The AFH/MTF Agreement also granted to AFH and MTF restricted shares equal to 2.5% of the fully diluted shares of the Company (the “Milestone Shares”) at the time of completion of certain milestone targets. The milestone targets were not met and pursuant to separate side letter agreements dated August 11, 2015, the Company agreed to issue to each of AFH and MTF 867,163 shares in exchange for forfeiture of any claims to receive any Milestone Shares.

On October 28, 2015, the Company agreed (i) to issue to AFH 915,614 shares of common stock of the Company and warrants to purchase 158,229 shares of common stock and (ii) to make a payment of $275,000. The warrants have an exercise price of $1.58. The shares and warrants were issued and the payment was made to AFH as payment for advisory services rendered to the Company. The Company recognized the fair value on the shares, $1,455,825, and the fair value of the warrants, $172,470, as general and administrative expense.

Pursuant to a letter agreement dated February 10, 2016, the Company agreed to issue a total of 1,260,255 shares of common stock of the Company to AFH. The Letter Agreement was entered into in connection with the AFH/MTF Agreement under which AFH and its affiliated entities, individuals or assignees (“AFH Group”) were entitled to 10% of the outstanding shares of common stock of the Company on a fully diluted basis (the “Share Adjustment”) after giving effect to an anticipated private placement of between $8,000,000 and $10,000,000 (the “PIPE”). In the Letter Agreement, the Company recognized that, at the time the AFH/MTF Agreement was entered into, it was not anticipated that certain events in addition to the PIPE would dilute directly or indirectly the interest of AFH Group as stockholders of the Company, including the Ninth Amendment to the UCLA License Agreement and the issuance of the Company’s Common Shares pursuant to the Professional Services Agreement with each of Dr. Chia Soo, Dr. Ben Wu, and Dr. Eric Ting discussed below. Accordingly, the Company agreed to issue the 1,260,255 shares in connection with the Share Adjustment.

On April 7, 2016, the Company entered into a consulting agreement with AFH pursuant to which the Company engaged AFH for an initial term of three months to provide certain consulting services to the Company effective April 5, 2016. Under the consulting agreement, AFH received an up-front retainer of $100,000 and $33,333.33 per month for three months.

On June 1, 2016, the Company agreed (i) to issue to AFH 20,186 shares of common stock of the Company as an adjustment to the October 28, 2015 invoice and (ii) to issue 23,173 shares of common stock of the Company as an adjustment to the letter agreement dated February 10, 2016. The fair value of the shares issued for services, $100,930, was recorded as general and administrative expense.

In addition to the shares and warrants issued for services, AFH received cash totaling $525,000 and $408,750 for services during the year ended December 31, 2016 and 2015, respectively.

Amir Heshmatpour is the controlling party of AFH and an affiliate of the Company.

Musculoskeletal Transplant Foundation (MTF)

On August 11, 2015 the Company entered into the Letter Agreement, by and between, Bone Biologics Corporation and MTF to amend the Side Letter Agreement, dated September 7, 2014 (the “Letter Agreement”), by and among Bone Biologics Corporation (formerly known as Bone Biologics, Inc., the “Company”), Musculoskeletal Transplant Foundation (“MTF”) and AFH. Pursuant to the Letter Agreement, AFH and MTF are each entitled to receive shares of the Company equal to and not to exceed 2.5% of the fully diluted shares of the Company at the time of the completion of the Milestone Targets (“Milestone Shares”). The Milestone Targets have not been reached, and in consideration for the support and cooperation of MTF in trying to reach the Milestone Targets and the closing of certain financings, including the conversion of debt by MTF in order to facilitate certain financings, the Company hereby authorizes the issuance of Company Common Shares to MTF in the amount of 2.5% of the fully diluted shares, Eight Hundred Ninety Seven Thousand One Hundred Ninety-Three (867,163) Common Shares, of the Company as of the date hereof. The Company recognized $1,370,118 as general and administrative expense.

On February 22, 2016, the Company entered into a share purchase agreement with MTF, pursuant to which MTF purchased from the Company an aggregate of 731,707 shares of common stock of the Company at a price per share equal to $2.05.

On February 24, 2016 the Company entered into an Option Agreement for the Distribution and Supply of Sygnal™ demineralized bone matrix (“Sygnal”) with MTF pursuant to which:

a.	MTF grants to the Company the exclusive right and option (the “Option”) to distribute Sygnal upon the critical terms as described in the Option Agreement (the “Option Rights”). The Company will exercise the Option, if at all, by providing written notice to MTF of its intent to do so. During the term of the Option, MTF will not enter into any agreements with any third parties which include the transfer by MTF of the Option Rights.

b.	Upon the exercising of the Option, the Company will grant to MTF 700,000 shares of common stock in the Company.

c.	Within 30 days of exercising the Option, MTF will provide the Company with a written proposal of a Definitive Agreement that includes, inter alia, the Critical Terms and those other commercially reasonable terms as agreed upon by the parties. The parties will fully negotiate in good faith all of the terms of the Definitive Agreement, and any ancillary agreements thereto consistent with the Critical Terms.

d.	In the event the Company does not exercise the Option within the Term of the Option Agreement, MTF will be free to enter into any other agreement relating to the Option Rights as it deems appropriate without liability to the Company.

Sygnal is a bone void filler contouring allograft bone that has the inorganic mineral removed, leaving behind the organic “collagen” matrix.

On June 24, 2016, the Company exercised this option. As provided in the Option Agreement, the Company issued 700,000 shares of its restricted common stock in connection with the exercise of the Option. Additionally, within 30 days of exercising the Option, MTF will provide the Company with a written proposal of a Definitive Agreement that includes, inter alia, certain Critical Terms described in the Agreement and those other commercially reasonable terms as agreed upon by the parties. The parties will fully negotiate in good faith all of the terms of the Definitive Agreement and any ancillary agreements thereto consistent with the Critical Terms. The Company has expensed the cost of this license, $1,435,000, as research and development in the current period.

On October 14, 2016, pursuant to a Note Purchase Agreement, the Company issued to MTF a convertible promissory note in the amount of $600,000 (See Note 6).

Bruce Stroever, our Chairman of the Board, is the President and Chief Executive Officer of MTF.

Founders

The Company entered into a Letter Agreement effective October 2, 2015, with each of Dr. Chia Soo (who currently serves as a director of the Company and is a director nominee), Dr. Eric Kang Ting and Dr. Ben Wu (who currently serves as a director of the Company and is a director nominee) (collectively, the “Founders”). The Founders were three of the original shareholders of the Company. Pursuant to the Letter Agreement, the Founders agrees to deliver to the Company all past work product and past data related to NELL-1 (the “Data”) for use by the Company in its sole discretion, within the applicable licensing rights granted under the UCLA license and in exchange the Company agreed to the future issuance of an aggregate of 1,153,846 shares of the Company’s common stock. The Shares are to be equally distributed between the Founders upon the earlier of (i) the third anniversary of the Agreement and (ii) the occurrence of a Liquidity Event (as defined in the Letter Agreement). The Letter Agreement also provides the Shares with certain piggyback registration rights upon the occurrence of an equity financing by the Company. The Letter Agreement related to past work product and past data and therefore will be expensed as research and development costs upon the effective date and recorded a liability to issue shares. The Letter Agreement related to past work product and past data and therefore was expensed as research and development costs in 2015 and recorded as shares to be issued.

Founders Professional Services Agreement

Effective January 8, 2016, the Company entered into separate Professional Services Agreements with each of the Founders. Pursuant to each of the Agreements, each Founder has agreed to provide certain services to the Company, including providing strategic advice and strategic introductions to the Company’s management team as well as specific services set forth on an Exhibit to each Agreement. The Agreements are substantially identical. In consideration for the services to be rendered under the applicable Agreement, each Founder is granted 10-year stock options (the “Options”) to purchase 1,800,364 shares of the Company’s common stock corresponding to 4% of the Company’s outstanding common stock, on a fully diluted basis, at an exercise price of $1.59 per share. The shares subject to the Options will vest 25% on each of the first, second and third anniversary of the effective date and 12.5% on each of the fourth and fifth anniversary of the effective date. The options fully vest on a change of control of the Company, if the Company terminates the Agreement without cause or the Founder terminates the Agreement with cause. Additionally, beginning January 1, 2017, the Company will pay each Founder an annual consulting fee of $200,000 in cash or, at the option of the Company, in shares of its common stock valued as provided in the Agreement.

On December 13, 2016, the Company provided written notice that it is terminating the agreement for cause. Absent cure of the material breach of the agreement, termination of the agreement shall be effective on March 31, 2017. The Company continues to work with the founders in an attempt to resolve all outstanding issues under the agreement.

On June 1, 2016, the Company agreed to issue to each Founder a 10-year stock options to purchase 33,105 shares of the Company’s common stock at an exercise price of $2.05 per share as an adjustment to the Professional Services Agreements with each of the Founders dated January 8, 2016.

Dr. Soo and Dr. Wu are directors of the Company, and Dr. Ting is on the Company’s Scientific Advisory Board. Each of the Advisors were involved in the founding of the Company.